Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Year-end value of $100 invested on 12/31/2020 in:
Year	Summary Compensation Table Total for Thomas L. Deitrich $	Compensation Actually Paid to Thomas L. Deitrich(1)(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) $	ITRI $	Peer Group(4) $	Net Income (in millions)(5) $	Adj. EBITDA (in millions)(6) $
2025	11,208,405	11,378,023	2,598,143	2,574,670	96.83	110.21	303.3	375.8
2024	9,395,744	25,612,917	2,310,381	4,984,227	113.22	88.69	241.1	323.6
2023	6,167,366	14,985,547	1,720,203	3,088,428	78.74	78.91	98.3	225.6
2022	3,902,881	2,219,992	1,168,312	718,317	52.82	71.79	-9.5	95.1
2021	4,540,331	1,543,572	1,712,738	1,006,326	71.45	99.92	-78.3	115.2

(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2025 to calculate Compensation Actually Paid include:

	2025
	Thomas L. Deitrich	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$ 11,208,405	$2,598,143
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(8,900,720)	$ (1,688,729)
Year-end fair value of unvested awards granted in the current year	$8,778,298	$1,691,349
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$212,325	$1,820
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$79,715	$(27,913)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—
Total Adjustments for Equity Awards	$169,618	$(23,473)
Compensation Actually Paid (as calculated)	$ 11,378,023	$2,574,670

(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PRSUs at each measurement date. Additionally, for CAP calculation purposes, adjustments have been made to reflect fair values of equity awards as of each measurement date.

(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023-2025: Hooper, Joan S.; Reeves, Donald L.; Marcolini, John F.; Patrick, Justin K.
2022: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Marcolini, John F.
2021: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah E.
(4)	Years 2021 to 2025 reflect the 2025 peer group as disclosed in our 2025 Form 10-K: LM Ericsson Telephone Company; Xylem Inc.; Landis+Gyr Group AG; Advanced Energy Industries, Inc.
Peer group TSR represents the weighted peer group TSR, weighted according to respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
(5)
Amounts represent net income reflected in the Company’s audited financial statements for the applicable year. Net income figures for 2021-2024 were corrected from the corresponding amounts reported in the prior year’s proxy statement, which reflected net income after deducting income attributable to non-controlling interests.

(6)
In the Company’s assessment, Adjusted EBITDA represents the most important financial performance measure (not otherwise required to be disclosed in the table) used by the Company to link Compensation Actually Paid to the NEOs to Company performance for the most recently completed fiscal year. We define adjusted EBITDA as net income (a) minus interest income, (b) plus interest expense, depreciation and amortization, restructuring, loss on sale of business, strategic initiative expenses, acquisition and integration related expenses, and (c) excluding income tax provision or benefit.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023-2025: Hooper, Joan S.; Reeves, Donald L.; Marcolini, John F.; Patrick, Justin K.
2022: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Marcolini, John F.
2021: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah E.

Peer Group Issuers, Footnote
(4)	Years 2021 to 2025 reflect the 2025 peer group as disclosed in our 2025 Form 10-K: LM Ericsson Telephone Company; Xylem Inc.; Landis+Gyr Group AG; Advanced Energy Industries, Inc.
Peer group TSR represents the weighted peer group TSR, weighted according to respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 11,208,405	$ 9,395,744	$ 6,167,366	$ 3,902,881	$ 4,540,331
PEO Actually Paid Compensation Amount	$ 11,378,023	25,612,917	14,985,547	2,219,992	1,543,572
Adjustment To PEO Compensation, Footnote
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2025 to calculate Compensation Actually Paid include:

	2025
	Thomas L. Deitrich	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$ 11,208,405	$2,598,143
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(8,900,720)	$ (1,688,729)
Year-end fair value of unvested awards granted in the current year	$8,778,298	$1,691,349
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$212,325	$1,820
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$79,715	$(27,913)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—
Total Adjustments for Equity Awards	$169,618	$(23,473)
Compensation Actually Paid (as calculated)	$ 11,378,023	$2,574,670

Non-PEO NEO Average Total Compensation Amount	$ 2,598,143	2,310,381	1,720,203	1,168,312	1,712,738
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,574,670	4,984,227	3,088,428	718,317	1,006,326
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2025 to calculate Compensation Actually Paid include:

	2025
	Thomas L. Deitrich	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$ 11,208,405	$2,598,143
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(8,900,720)	$ (1,688,729)
Year-end fair value of unvested awards granted in the current year	$8,778,298	$1,691,349
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$212,325	$1,820
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$79,715	$(27,913)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—
Total Adjustments for Equity Awards	$169,618	$(23,473)
Compensation Actually Paid (as calculated)	$ 11,378,023	$2,574,670

Equity Valuation Assumption Difference, Footnote
(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PRSUs at each measurement date. Additionally, for CAP calculation purposes, adjustments have been made to reflect fair values of equity awards as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP to Company performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed under “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in this proxy statement.
Performance Measures
Adjusted EBITDA
Revenue
Non-GAAP diluted EPS

Total Shareholder Return Amount	$ 96.83	113.22	78.74	52.82	71.45
Peer Group Total Shareholder Return Amount	$ 110.21	$ 88.69	$ 78.91	$ 71.79	$ 99.92
Company Selected Measure Amount	375,800,000	323,600,000	225,600,000	95,100,000	115,200,000
PEO Name	Thomas L. Deitrich	Thomas L. Deitrich	Thomas L. Deitrich	Thomas L. Deitrich	Thomas L. Deitrich
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 303,300,000	$ 241,100,000	$ 98,300,000	$ (9,500,000)	$ (78,300,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP diluted EPS
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,618
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,900,720)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,778,298
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,325
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,715
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,473)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,688,729)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,691,349
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,820
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,913)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0